CornerCap Small-Cap Value Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Advertising - 0.2%
Stagwell, Inc.(a)	43,827	$290,573

Agriculture - 1.1%
Andersons, Inc.	5,862	337,299
Fresh Del Monte Produce, Inc.	18,930	496,913
Vector Group Ltd.	50,071	564,801
		1,399,013

Apparel - 0.3%
Carter's, Inc.	3,433	257,098
Crocs, Inc.(a)(b)	2,125	198,496
		455,594

Auto Manufacturers - 0.3%
Blue Bird Corp.(a)	12,613	340,046

Auto Parts & Equipment - 2.3%
Adient Plc(a)	12,614	458,645
Allison Transmission Holdings, Inc.	8,434	490,437
Commercial Vehicle Group, Inc.(a)	21,236	148,864
Gentex Corp.	16,623	542,907
Standard Motor Products, Inc.	13,425	534,449
Titan International, Inc.(a)(b)	21,887	325,679
Visteon Corp.(a)	3,995	498,976
		2,999,957

Banks - 12.5%
Ameris Bancorp	11,807	626,362
Bank OZK(b)	12,324	614,105
BCB Bancorp, Inc.	16,644	213,875
Business First Bancshares, Inc.	10,639	262,251
Byline Bancorp, Inc.	25,777	607,306
Capital City Bank Group, Inc.	15,640	460,285
Cathay General Bancorp	6,359	283,421
Columbia Banking System, Inc.	22,434	598,539
CrossFirst Bankshares, Inc.(a)	47,336	642,824
Customers Bancorp, Inc.(a)	10,261	591,239
Eastern Bankshares, Inc.	19,129	271,632
Enterprise Financial Services Corp.	11,079	494,677
Equity Bancshares, Inc. - Class A	7,117	241,266
Financial Institutions, Inc.	12,607	268,529
First Bancshares Inc.	16,318	478,607
First Commonwealth Financial Corp.	35,591	549,525
First Financial Bancorp	11,646	276,593
First Financial Corp./IN	6,112	262,999
First Foundation, Inc.	26,553	257,033
FNB Corp./PA	41,268	568,260
Hanmi Financial Corp.	26,384	511,850
Heartland Financial USA, Inc.	6,336	238,297
Live Oak Bancshares, Inc.	15,006	682,774
Mercantile Bank Corp.	14,206	573,638
Merchants Bancorp/IN(b)	8,245	351,072
Metropolitan Bank Holding Corp.(a)(b)	12,659	701,055
MVB Financial Corp.	12,955	292,265
Peoples Bancorp, Inc./OH	18,032	608,760
Pinnacle Financial Partners, Inc.	5,515	481,018
Preferred Bank/Los Angeles CA(b)	9,087	663,805
RBB Bancorp	29,209	556,139
Veritex Holdings, Inc.(b)	24,221	563,623
Webster Financial Corp.	12,018	610,034
Western Alliance Bancorp(b)	10,506	691,191
Wintrust Financial Corp.	6,212	576,163
		16,671,012

Beverages - 0.5%
Primo Water Corp.	33,541	504,792
The Boston Beer Co. Inc. - Class A(a)	653	225,670
		730,462

Biotechnology - 4.4%
Adicet Bio, Inc.(a)	18,074	34,160
Aldeyra Therapeutics, Inc.(a)	27,962	98,147
Allogene Therapeutics, Inc.(a)	28,533	91,591
ANI Pharmaceuticals, Inc.(a)	5,680	313,195
Annexon, Inc.(a)	22,604	102,622
Arcus Biosciences, Inc.(a)	6,192	118,268
Athira Pharma, Inc.(a)	37,648	91,485
BioAtla, Inc.(a)	29,805	73,320
Black Diamond Therapeutics, Inc.(a)	39,005	109,604
C4 Therapeutics, Inc.(a)	23,160	130,854
Century Therapeutics, Inc.(a)	25,978	86,247
Cogent Biosciences, Inc.(a)	16,165	95,050
Cue Biopharma, Inc.(a)	28,405	74,989
Cullinan Oncology, Inc.(a)	8,053	82,060
CytomX Therapeutics, Inc.(a)	41,458	64,260
Deciphera Pharmaceuticals, Inc.(a)	7,514	121,201
Editas Medicine, Inc.(a)	9,513	96,367
Erasca, Inc.(a)	27,198	57,932
Fate Therapeutics, Inc.(a)	20,683	77,354
Generation Bio Co.(a)	15,099	24,913
Graphite Bio, Inc.(a)	35,187	92,189
Halozyme Therapeutics, Inc.(a)	12,552	463,921
Harvard Bioscience, Inc.(a)(b)	38,005	203,327
Ikena Oncology, Inc.(a)	14,078	27,734
Intellia Therapeutics, Inc.(a)	3,072	93,665
Ionis Pharmaceuticals, Inc.(a)	1,751	88,583
Iovance Biotherapeutics, Inc.(a)	13,248	107,707
iTeos Therapeutics, Inc.(a)	6,219	68,098
Kronos Bio, Inc.(a)	14,607	18,259
Kymera Therapeutics, Inc.(a)	5,306	135,091
MacroGenics, Inc.(a)	11,120	106,974
MeiraGTx Holdings Plc(a)	13,290	93,296
Mind Medicine MindMed, Inc.(a)(b)	29,459	107,820
Mineralys Therapeutics, Inc.(a)	12,596	108,326
Monte Rosa Therapeutics, Inc.(a)	13,615	76,925
Nurix Therapeutics, Inc.(a)	9,383	96,833
Nuvation Bio, Inc.(a)	64,161	96,883
Poseida Therapeutics, Inc.(a)	43,177	145,075
Pyxis Oncology, Inc.(a)	36,737	66,127
REGENXBIO, Inc.(a)	5,601	100,538
Relay Therapeutics, Inc.(a)	10,811	119,029
Replimune Group, Inc.(a)	12,167	102,568
Sage Therapeutics, Inc.(a)	5,294	114,721
Shattuck Labs, Inc.(a)	26,530	189,159
Sutro Biopharma, Inc.(a)	18,563	79,635
Tenaya Therapeutics, Inc.(a)	46,311	150,047
Ultragenyx Pharmaceutical, Inc.(a)	2,430	116,203
United Therapeutics Corp.(a)	2,027	445,716
Verastem, Inc.(a)	11,810	96,133
Vir Biotechnology, Inc.(a)	5,227	52,584
Zymeworks, Inc.(a)	12,571	130,613
		5,837,398

Building Materials - 1.6%
American Woodmark Corp.(a)	6,080	564,527
Apogee Enterprises, Inc.	5,158	275,489
Gibraltar Industries, Inc.(a)	6,818	538,486
Masonite International Corp.(a)	5,790	490,181
Mohawk Industries, Inc.(a)	2,751	284,729
		2,153,412

Chemicals - 1.3%
Ecovyst, Inc.(a)	24,122	235,672
Minerals Technologies, Inc.	8,168	582,461
Quaker Chemical Corp.	2,870	612,515
Trinseo Plc	43,305	362,463
		1,793,111

Coal - 0.2%
Ramaco Resources, Inc.(a)	14,383	247,100

Commercial Services - 5.5%
Aaron's Co., Inc.	43,507	473,356
Alarm.com Holdings, Inc.(a)	7,603	491,306
Alight, Inc. - Class A(a)	29,111	248,317
CoreCivic, Inc.(a)	17,151	249,204
Dun & Bradstreet Holdings, Inc.	23,678	277,033
Ennis, Inc.	10,496	229,967
Euronet Worldwide, Inc.(a)	5,581	566,415
Forrester Research, Inc.(a)	18,955	508,184
Healthcare Services Group, Inc.	44,048	456,778
Herc Holdings, Inc.	1,938	288,549
John Wiley & Sons, Inc. - Class A	15,103	479,369
LiveRamp Holdings, Inc.(a)	15,081	571,268
Perdoceo Education Corp.	28,304	497,018
Progyny, Inc.(a)(b)	14,029	521,598
Stride, Inc.(a)	5,332	316,561
Upbound Group, Inc.(b)	7,824	265,781
V2X, Inc.(a)	5,363	249,058
WEX, Inc.(a)	3,343	650,381
		7,340,143

Computers - 2.7%
Crane NXT Co.(b)	8,566	487,148
ExlService Holdings, Inc.(a)	8,524	262,965
Genpact Ltd.	13,695	475,353
Maximus, Inc.	6,173	517,669
NetScout Systems, Inc.(a)	22,626	496,641
Rapid7, Inc.(a)(b)	5,207	297,320
TaskUS, Inc. - Class A(a)	17,362	226,921
Tenable Holdings, Inc.(a)	5,466	251,764
TTEC Holdings, Inc.	26,883	582,555
		3,598,336

Distribution/Wholesale - 0.7%
A-Mark Precious Metals, Inc.(b)	6,307	190,787
MRC Global, Inc.(a)	20,245	222,897
Resideo Technologies, Inc.(a)	26,154	492,218
		905,902

Diversified Financial Services - 2.5%
Affiliated Managers Group, Inc.	3,229	488,935
BGC Group, Inc. - Class A	75,832	547,507
Federated Hermes, Inc. - Class B	13,899	470,620
International Money Express, Inc.(a)	11,530	254,698
Invesco Ltd.	16,755	298,909
StoneX Group, Inc.(a)	3,889	287,125
Victory Capital Holdings, Inc. - Class A(b)	8,519	293,394
Virtu Financial, Inc. - Class A	25,301	512,598
Western Union Co.	19,054	227,124
		3,380,910

Electric - 1.7%
ALLETE, Inc.	8,157	498,882
Avista Corp.	14,196	507,365
Black Hills Corp.	9,462	510,474
NorthWestern Energy Group, Inc.(b)	8,876	451,700
Unitil Corp.	4,754	249,918
		2,218,339

Electrical Components & Equipment - 0.9%
Acuity Brands, Inc.	1,236	253,170
Belden, Inc.	3,071	237,235
Energizer Holdings, Inc.	6,930	219,542
EnerSys	5,274	532,463
		1,242,410

Electronics - 1.7%
Allient, Inc.	8,695	262,676
Brady Corp. - Class A	11,882	697,355
Itron, Inc.(a)	3,878	292,828
Sanmina Corp.(a)(b)	8,560	439,727
Sensata Technologies Holding Plc	14,124	530,639
		2,223,225

Energy - Alternate Sources - 0.4%
REX American Resources Corp.(a)	11,482	543,099

Engineering & Construction - 0.9%
Fluor Corp.(a)	6,689	262,008
Frontdoor, Inc.(a)	6,910	243,370
Granite Construction, Inc.(b)	4,821	245,196
Primoris Services Corp.	14,145	469,756
		1,220,330

Entertainment - 1.2%
Accel Entertainment, Inc.(a)	44,083	452,732
Everi Holdings, Inc.(a)	42,268	476,360
International Game Technology PLC	17,292	473,974
Monarch Casino & Resort, Inc.(b)	3,354	231,929
		1,634,995

Food - 0.2%
Post Holdings, Inc.(a)(b)	2,591	228,163

Gas - 1.3%
Chesapeake Utilities Corp.	4,958	523,713
National Fuel Gas Co.	8,888	445,911
Northwest Natural Holding Co.	12,592	490,332
ONE Gas, Inc.(b)	3,912	249,273
		1,709,229

Healthcare-Products - 2.4%
Globus Medical, Inc. - Class A(a)(b)	8,352	445,078
Haemonetics Corp.(a)	6,930	592,584
Inmode Ltd.(a)	7,151	159,038
Integer Holdings Corp.(a)(b)	5,736	568,323
iRadimed Corp.	11,553	548,421
Semler Scientific, Inc.(a)	8,324	368,670
Tactile Systems Technology, Inc.(a)(b)	35,627	509,466
		3,191,580

Healthcare-Services - 1.9%
Addus HomeCare Corp.(a)	5,537	514,110
Encompass Health Corp.	9,398	627,035
HealthEquity, Inc.(a)	7,405	490,952
Pennant Group, Inc.(a)	21,245	295,730
Select Medical Holdings Corp.	17,134	402,649
Viemed Healthcare, Inc.(a)	24,684	193,769
		2,524,245

Home Builders - 0.7%
Installed Building Products, Inc.	1,311	239,677
MDC Holdings, Inc.	11,546	637,917
		877,594

Home Furnishings - 0.2%
Lovesac Co.(a)	9,417	240,604

Household Products/Wares - 1.1%
ACCO Brands Corp.	42,401	257,798
Helen of Troy Ltd.(a)(b)	4,030	486,864
Quanex Building Products Corp.(b)	16,323	498,994
Reynolds Consumer Products, Inc.	8,978	240,970
		1,484,626

Housewares - 0.2%
Newell Brands, Inc.	30,957	268,707

Insurance - 2.7%
Assurant, Inc.	3,825	644,474
BRP Group, Inc. - Class A(a)(b)	25,687	617,002
Essent Group Ltd.	4,765	251,306
Goosehead Insurance, Inc. - Class A(a)(b)	3,134	237,557
James River Group Holdings Ltd.	27,058	250,016
Lincoln National Corp.	18,582	501,157
Palomar Holdings, Inc.(a)	8,898	493,839
Skyward Specialty Insurance Group, Inc.(a)(b)	9,773	331,109
Universal Insurance Holdings, Inc.	14,148	226,085
		3,552,545

Internet - 3.2%
1-800-Flowers.com, Inc. - Class A(a)	39,010	420,528
Eventbrite, Inc. - Class A(a)	29,267	244,672
HealthStream, Inc.	10,110	273,273
Liquidity Services, Inc.(a)	14,346	246,895
Magnite, Inc.(a)(b)	28,830	269,272
Q2 Holdings, Inc.(a)(b)	6,427	278,996
Shutterstock, Inc.	12,156	586,892
Solo Brands, Inc. - Class A(a)(b)	48,642	299,635
Squarespace, Inc. - Class A(a)	8,094	267,183
TripAdvisor, Inc.(a)	28,470	612,959
Upwork, Inc.(a)	16,334	242,887
Yelp, Inc.(a)	10,727	507,816
		4,251,008

Iron/Steel - 1.1%
Carpenter Technology Corp.	9,229	653,413
Haynes International, Inc.	9,659	551,046
Worthington Steel, Inc.(a)	7,672	215,583
		1,420,042

Lodging - 1.0%
Boyd Gaming Corp.	9,126	571,379
Hilton Grand Vacations, Inc.(a)	5,934	238,428
Travel + Leisure Co.	12,443	486,397
		1,296,204

Machinery - Construction & Mining - 1.5%
Hyster-Yale Materials Handling, Inc.	10,441	649,325
Manitowoc Co., Inc.(a)	14,613	243,891
Oshkosh Corp.	5,882	637,668
Terex Corp.	8,969	515,359
		2,046,243

Machinery Diversified - 0.2%
DXP Enterprises, Inc./TX(a)	7,380	248,706

Machinery-Diversified - 0.8%
Columbus McKinnon Corp./NY	13,464	525,365
Gates Industrial Corp. Plc(a)	42,015	563,841
		1,089,206

Media - 1.1%
Cable One, Inc.	1,687	938,967
Scholastic Corp.	12,959	488,554
		1,427,521

Metal Fabricate & Hardware - 2.4%
Hillman Solutions Corp.(a)	63,664	586,345
Janus International Group, Inc.(a)	24,724	322,648
Park-Ohio Holdings Corp.	9,970	268,791
Ryerson Holding Corp.	15,357	532,581
Timken Co.	6,197	496,690
TimkenSteel Corp.(a)(b)	22,811	534,918
Worthington Enterprises, Inc.(b)	7,672	441,524
		3,183,497

Miscellaneous Manufacturing - 0.1%
Core Molding Technologies, Inc.(a)	8,861	164,194

Office Furnishings - 0.4%
Steelcase, Inc. - Class A	40,881	552,711

Oil & Gas - 3.0%
Berry Corp.	65,567	460,936
Callon Petroleum Co.(a)	6,883	223,009
Chord Energy Corp.(b)	5,398	897,309
Evolution Petroleum Corp.	80,892	469,983
Gulfport Energy Corp.(a)	4,369	581,951
Noble Corp. PLC	5,372	258,716
Ovintiv, Inc.	11,169	490,542
Riley Exploration Permian, Inc.	14,134	385,010
Vitesse Energy, Inc.	9,818	214,916
		3,982,372

Oil & Gas Services - 1.4%
Archrock, Inc.	18,917	291,323
Bristow Group, Inc.(a)	8,275	233,934
DMC Global, Inc.(a)	14,459	272,118
Helix Energy Solutions Group, Inc.(a)	64,645	664,551
Newpark Resources, Inc.(a)	32,257	214,186
Oil States International, Inc.(a)	29,274	198,770
		1,874,882

Packaging & Containers - 1.4%
Clearwater Paper Corp.(a)	15,182	548,374
Pactiv Evergreen, Inc.	59,958	822,024
TriMas Corp.	18,062	457,510
		1,827,908

Pharmaceuticals - 3.9%
Alector, Inc.(a)	11,767	93,901
Alkermes Plc(a)	18,052	500,763
Amylyx Pharmaceuticals, Inc.(a)	22,279	327,947
Arvinas, Inc.(a)	2,644	108,826
Collegium Pharmaceutical, Inc.(a)(b)	10,395	319,958
Corcept Therapeutics, Inc.(a)	9,212	299,206
Enanta Pharmaceuticals, Inc.(a)	6,712	63,160
Foghorn Therapeutics, Inc.(a)	13,147	84,798
Gritstone bio, Inc.(a)	40,619	82,863
Harmony Biosciences Holdings, Inc.(a)	8,790	283,917
Herbalife Nutrition Ltd.(a)	10,784	164,564
Lyell Immunopharma, Inc.(a)	47,763	92,660
Option Care Health, Inc.(a)	15,835	533,481
Pacira BioSciences, Inc.(a)	17,353	585,491
Perrigo Co Plc	14,746	474,526
PetIQ, Inc.(a)(b)	13,535	267,316
Premier, Inc. - Class A	22,032	492,636
USANA Health Sciences, Inc.(a)	4,901	262,694
Vanda Pharmaceuticals, Inc.(a)	16,101	67,946
Voyager Therapeutics, Inc.(a)	10,937	92,308
		5,198,961

Real Estate - 0.4%
Legacy Housing Corp.(a)	10,294	259,615
RE/MAX Holdings, Inc. - Class A	22,615	301,458
		561,073

Real Estate Investment Trusts - 8.2%
American Assets Trust, Inc.	21,225	477,775
Armada Hoffler Properties, Inc.	33,316	412,119
Brixmor Property Group, Inc.	20,455	475,988
Broadstone Net Lease, Inc.	22,258	383,283
CareTrust REIT, Inc.	18,600	416,268
Chatham Lodging Trust	38,119	408,636
COPT Defense Properties	15,916	407,927
EastGroup Properties, Inc.	2,203	404,339
Elme Communities	22,096	322,602
EPR Properties(b)	11,602	562,116
Essential Properties Realty Trust, Inc.(b)	19,479	497,883
Getty Realty Corp.	12,276	358,705
Independence Realty Trust, Inc.	35,976	550,432
Innovative Industrial Properties, Inc.(b)	5,445	548,965
Kilroy Realty Corp.	13,697	545,688
LXP Industrial Trust(b)	21,572	213,994
National Health Investors, Inc.	7,200	402,120
NETSTREIT Corp.	22,126	394,949
Park Hotels & Resorts, Inc.(b)	35,218	538,836
Phillips Edison & Co, Inc.(b)	12,017	438,380
Plymouth Industrial REIT, Inc.	16,735	402,811
Retail Opportunity Investments Corp.	32,639	457,925
RLJ Lodging Trust	37,575	440,379
Terreno Realty Corp.	6,513	408,170
Whitestone REIT	32,076	394,214
		10,864,504

Retail - 2.2%
American Eagle Outfitters, Inc.	30,384	642,925
Brinker International, Inc.(a)(b)	7,570	326,873
Build-A-Bear Workshop, Inc.	10,845	249,327
Caleres, Inc.(b)	15,891	488,330
El Pollo Loco Holdings, Inc.(a)	25,047	220,915
FirstCash Holdings, Inc.	2,001	216,888
ODP Corp.(a)	9,811	552,359
Vera Bradley, Inc.(a)	30,766	236,898
		2,934,515

Savings & Loans - 1.6%
Axos Financial, Inc.(a)(b)	12,108	661,097
Capitol Federal Financial, Inc.(b)	44,548	287,335
FS Bancorp, Inc.	9,148	338,110
HomeTrust Bancshares, Inc.	11,645	313,483
WaFd, Inc.	17,666	582,271
		2,182,296

Semiconductors - 1.1%
Cirrus Logic, Inc.(a)	6,405	532,831
MaxLinear, Inc.(a)	14,666	348,611
MKS Instruments, Inc.	2,995	308,096
SMART Global Holdings, Inc.(a)	15,877	300,552
		1,490,090

Software - 7.7%
Appfolio, Inc. - Class A(a)	1,223	211,873
Blackbaud, Inc.(a)	6,858	594,589
Box, Inc. - Class A(a)(b)	9,521	243,833
Cerence, Inc.(a)	12,858	252,788
Clear Secure, Inc. - Class A(b)	12,359	255,213
CommVault Systems, Inc.(a)	3,383	270,133
CSG Systems International, Inc.	4,429	235,667
Definitive Healthcare Corp.(a)	28,294	281,242
Digi International, Inc.(a)	9,425	245,050
Elastic NV(a)	4,135	466,015
Everbridge, Inc.(a)	11,322	275,238
IBEX Holdings Ltd.(a)	31,993	608,187
JFrog Ltd.(a)	22,850	790,838
nCino, Inc.(a)(b)	7,538	253,503
Nutanix, Inc. - Class A(a)	8,401	400,644
Olo, Inc. - Class A(a)	94,941	543,063
PagerDuty, Inc.(a)(b)	20,986	485,826
Pegasystems, Inc.	9,961	486,694
Progress Software Corp.	9,593	520,900
RingCentral, Inc. - Class A(a)(b)	7,480	253,946
Smartsheet, Inc. - Class A(a)	10,964	524,299
SolarWinds Corp.(a)	20,615	257,481
Teradata Corp.(a)	10,672	464,339
Verint Systems, Inc.(a)	10,990	297,060
Yext, Inc.(a)	79,054	465,628
Zuora, Inc. - Class A(a)	55,662	523,223
		10,207,272

Telecommunications - 0.9%
Aviat Networks, Inc.(a)	7,938	259,255
Ciena Corp.(a)	5,442	244,944
Extreme Networks, Inc.(a)	27,219	480,143
Ooma, Inc.(a)	18,798	201,703
		1,186,045

Toys/Games/Hobbies - 0.2%
Mattel, Inc.(a)	12,648	238,794

Transportation - 1.2%
Daseke, Inc.(a)	45,512	368,647
DHT Holdings, Inc.	46,582	456,969
Radiant Logistics, Inc.(a)	40,473	268,741
World Kinect Corp.	23,067	525,466
		1,619,823
TOTAL COMMON STOCKS (Cost $118,747,903)		131,150,527

CONTINGENT VALUE RIGHTS - 0.0%(c)	Shares	Value
Ligand Pharmaceuticals, Inc. Earn-Out Shares(a)(d)	982	-
TOTAL CONTINGENT VALUE RIGHTS (Cost $-)		-

SHORT-TERM INVESTMENTS - 15.5%
Investments Purchased with Proceeds from Securities Lending - 14.1%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(e)	18,768,873	18,768,873

Money Market Funds - 1.4%	Shares
First American Government Obligations Fund - Class X, 5.30%(e)	1,919,860	1,919,860
TOTAL SHORT-TERM INVESTMENTS (Cost $20,688,733)		20,688,733

TOTAL INVESTMENTS - 114.1% (Cost $139,436,636)		$151,839,260
Liabilities in Excess of Other Assets - (14.1)%		(18,765,063)
TOTAL NET ASSETS - 100.0%		$133,074,197

Percentages are stated as a percent of net assets.

PLC - Public Limited Company REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $17,235,417 which represented 13.0% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2023.

(e)	The rate shown represents the 7-day effective yield as of December 31, 2023.

CornerCap Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$131,150,527	$–	$–	$131,150,527
Contingent Value Rights	–	–	–	–
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	18,768,873
Money Market Funds	1,919,860	–	–	1,919,860
Total Investments	$133,070,387	$–	$–	$151,839,260

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of March 31, 2023	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of December 31, 2023	$-
Net change in unrealized appreciation/depreciation of Level 3 assets as of December 31, 2023	$-